Related Party Transactions - Amounts Due from Related Parties (Details) - Related Party ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Related Party Transaction
Amounts due from related parties (trade, non-trade), gross	¥ 560,710	$ 80,180	¥ 497,609
Less: allowance for credit losses	(8,168)	(1,168)	(7,484)
Total in net amounts	552,542	79,012	490,125
Loans Receivable
Related Party Transaction
Amounts due from related parties (trade, non-trade), gross	44,258	6,329	9,399
Total in net amounts	44,258	6,329	9,399
Gopher Asset Management Co., Ltd.
Related Party Transaction
Amounts due from related parties (trade, non-trade), gross	327,540	46,838	302,724
Gopher Asset Management Co., Ltd. | Loans Receivable
Related Party Transaction
Amounts due from related parties (trade, non-trade), gross	3,432	491	4,365
Gopher Capital GP Ltd
Related Party Transaction
Amounts due from related parties (trade, non-trade), gross	233,170	33,342	194,885
Gopher Capital GP Ltd | Loans Receivable
Related Party Transaction
Amounts due from related parties (trade, non-trade), gross	¥ 40,826	$ 5,838	¥ 5,034